Investment Objectives and Goals - Invesco EQV Asia Pacific Equity Fund	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is long-term growth of capital.